Employee Benefits (Composition of Fair Value of the Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Levels of fair value hierarchy [Line Items]
Equity instruments	$ 264	$ 247
Debt instruments	337	308
Deposits with insurance companies	28	28
Fair value of plan assets	629	583
With quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	224	237
Debt instruments	334	307
Without quoted market price [Member]
Levels of fair value hierarchy [Line Items]
Equity instruments	40	10
Debt instruments	$ 3	$ 1